ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - Q S I Operations Inc - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salary and bonus	$ 587	$ 511	$ 110
Contracted service	1,276	399	374
Legal fees	1,019	447	467
Other	39	68	63
Total accrued expenses and other current liabilities	$ 2,921	$ 1,425	$ 1,014